Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 1	$ 0
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 2	450,143
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 3	150,368
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 4	118,852
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 5	150,368
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 6	$ 568,995